Consolidated Balance Sheets (Parenthetical) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Statement of Financial Position [Abstract]
Property, plant and equipment, accumulated depreciation	$ 248,885	$ 220,320
Common shares, authorized	unlimited	unlimited
Common shares, issued (in shares)	27,088,816	28,070,150
Common shares, outstanding (in shares)	27,088,816	28,070,150
Treasury shares (in shares)	2,084,611	2,617,926